Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 14, 2020
Entity Registrant Name	dei_EntityRegistrantName	FINANCIAL INVESTORS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000915802
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 14, 2020
Document Effective Date	dei_DocumentEffectiveDate	Sep. 14, 2020
Prospectus Date	rr_ProspectusDate	Sep. 14, 2020
ALPS | Smith Balanced Opportunity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ALPS | Smith Balanced Opportunity Fund (The “Fund”)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “BUYING, EXCHANGING AND REDEEMING SHARES” at page 28 of the Prospectus and “PURCHASE, EXCHANGE & REDEMPTION OF SHARES” at page 24 of the Fund’s statement of additional information. Descriptions of sales charge waivers and/or discounts for Class A Shares with respect to certain financial intermediaries are reproduced in “Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts” to this prospectus based on information provided by the financial intermediary.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher portfolio turnover rate may also result in higher taxes when Fund shares are held in a taxable account. Because the Fund is newly launched, portfolio turnover information is not yet available.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers for the current term of the Fund’s Expense Agreement, which ends February 28, 2022. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The expenses that would be paid for Investor Class, Class A, and Class I shares, if a shareholder did not redeem shares, would be the same as shown for that class above. Descriptions of sales charge waivers and/or discounts for Class A Shares with respect to certain financial intermediaries are reproduced in “Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts” to this prospectus based on information provided by the financial intermediary.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by normally investing 60% of its assets in equity securities and 40% of its assets in fixed-income securities and cash equivalents. The Fund’s investment adviser and investment sub-adviser will mutually agree upon this allocation and make adjustments to the exact percentages from time to time.

Equity securities in which the Fund may invest include common stocks and preferred stocks. The primary decision factor in building the equity portion of the investment portfolio is the combination of dividend-paying stocks and stocks determined to have high or improving return on invested capital (“ROIC”). The Fund may invest in companies that have market capitalizations of any size. Up to 25% of the equity portion of the investment portfolio may be in stocks outside of the US.

The Fund’s fixed-income investments may reflect a broad range of credit qualities and may include corporate debt securities, U.S. Government obligations, agency mortgage-backed securities, asset-backed securities, and bank loans. The Fund’s investments in bank loans may be securitized or non-securitized and may be syndicated or non-syndicated. The Fund may invest in instruments of any maturity or duration. In addition, the Fund may invest up to 35% of the fixed-income portion of the Fund’s portfolio in high-yield/high-risk bonds, also known as “junk” bonds. The Fund may enter into “to be announced” or “TBA” commitments when purchasing agency mortgage-backed securities and other securities. The Fund’s investments in agency mortgage-backed securities are generally not subject to limitation, except to the extent such investments would be inconsistent with another stated investment strategy or policy.

In addition to considering economic factors such as the effect of interest rates on the Fund’s investments, the portfolio managers typically apply a “bottom up” approach in choosing investments. Due to the nature of the securities in which the Fund invests, the Fund may have relatively high portfolio turnover compared to other funds.

The portfolio managers use a disciplined sell strategy for the Fund. The portfolio managers may sell securities because of a deterioration of the underlying company’s financials, such as earnings or cash flow, or because of an increase in the price of a security that would make it expensive relative to the other securities held by the Fund. Other reasons may include a change in management or control of the company, a need to raise cash or changes in the regulatory or economic environment in which the company operates. Portfolio managers can also sell any security at their discretion based on changes in expected valuation, volatility or other statistical or fundamental parameters.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a description of the principal risks of the Fund’s portfolio, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective. It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.

●

Market Risk. Overall securities market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, political events, natural disasters and the spread of infectious illness or other public health issues affect the securities and derivatives markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

●

Equity Securities Risk. Equity securities in which the Fund invests may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

●

Value Stocks Risk. The Fund invests in companies that the portfolio managers believe to be selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Fund to be undervalued may actually be appropriately priced.

●

Growth Securities Risk. The Fund invests in companies that the portfolio managers believe have growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio managers’ perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

●

Large-Cap Stock Risk. The Fund’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

●

Small – to Mid-Capitalization Companies Risk. The Fund’s investments in securities of companies with small- to mid-sized market capitalizations can present higher risks than do investments in securities of larger companies. Prices of such securities can be more volatile than the securities of larger capitalization firms and can be more thinly traded. This may result in such securities being less liquid.

●

Dividend-Oriented Stocks Risks. Companies that have paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the security held by the Fund or the Fund receiving less income.

●

Fixed Income Securities Risk. A rise in interest rates typically causes bond prices to fall. The longer the duration of the bonds held by the Fund, the more sensitive it will likely be to interest rate fluctuations. Duration measures the weighted average term to maturity of a bond’s expected cash flows. Duration also represents the approximate percentage change that the price of a bond would experience for a 1% change in yield. For example: the price of a bond with a duration of 5 years would change approximately 5% for a 1% change in yield. The price of a bond with a duration of 10 years would be expected to decline by approximately 10% if its yield was to rise by +1%. Bond yields tend to fluctuate in response to changes in market levels of interest rates. Generally, if interest rates rise, a bond’s yield will also rise in response; the duration of the bond will determine how much the price of the bond will change in response to the change in yield. The Fund does not have a targeted dollar weighted average maturity or duration for the fixed-income securities in which the Fund invests.

The Fund’s investments in fixed-income securities and positions in fixed-income derivatives may decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed-income securities and any long positions in fixed-income derivatives held by the Fund are likely to decrease, whereas the value of its short positions in fixed-income derivatives is likely to increase.

●

Corporate Debt Risk. Corporate debt securities in which the Fund may invest are taxable debt obligations issued by corporations, are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to factors such as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. The market value of a debt security generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price of the debt obligation usually rises, and when prevailing interest rates rise, the price usually declines.

●

Credit Risk. Credit risk is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. To the extent the Fund invests in securities of lower credit qualities, such lower credit qualities may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

●

High-Yield/High-Risk Bond Risk. The Fund may invest in High-yield/high-risk bonds, or “junk” bonds. High-yield/high-risk bonds are bonds rated below investment-grade by the primary rating agencies, such as Standard & Poors, Fitch and Moody’s, or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk than investment-grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings. Further, secondary markets for high-yield securities are less liquid than the market for investment-grade securities. Therefore, it may be more difficult to value the securities held by the Fund because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

●

Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed income securities held by the Fund are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, if an instrument has an average duration of five years, a 1% increase in interest rates generally would result in a 5% decrease in the instrument’s value. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-protected securities decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations, and in turn, may negatively impact the performance of the Fund.

●

Mortgage-Backed and Asset-Backed Securities Risk. The Fund may invest in Mortgage- and asset-backed securities, which represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. Mortgage- and asset-backed securities tend to be more sensitive to changes in interest rates than other types of debt securities. These risks may reduce the Fund’s returns. In addition, the Fund’s investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

●

Prepayment and Extension Risk. The Fund may invest in securities that are exposed to prepayment and/or extension risk. When interest rates fall, issuers of high interest debt obligations in which the Fund invest may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the Fund’s share price and yield and could hurt the Fund’s performance. Prepayments could also create capital gains tax liability in some instances.

●

Call Risk. The Fund may invest in securities that are subject to call risk. Call risk is the risk that, during periods of falling interest rates, an issuer of a fixed income security held by the Fund may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Fund’s income.

●

TBA Commitments Risk. The Fund may enter into a “to be announced” or “TBA” commitments. Although the particular TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on a forward commitment basis will ultimately be issued or delivered by the counterparty. If the counterparty to a transaction fails to deliver the securities, the Fund could suffer a loss. Because TBA commitments do not require the purchase and sale of identical securities, the characteristics of the security delivered to the Fund may be less favorable than the security delivered to the dealer. Accordingly, there is a risk that the security that the Fund buys will lose value between the purchase and settlement dates.

●

Non-U.S. Securities Risk. The Fund may invest in non-U.S. securities. Investments in non-U.S. securities may experience additional risks compared to investments in securities of U.S. companies. The risks to the Fund may include foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

Furthermore, non-U.S. taxes also could detract from performance of the non-U.S. securities in which the Fund invests and in turn could negatively impact the performance of the Fund. Companies based in non-U.S. countries may not be subject to accounting, auditing and financial reporting standards and practices as stringent as those in the United States. Therefore, their financial reports may present an incomplete, untimely or misleading picture of a non-U.S. company, as compared to the financial reports of U.S. companies. To the extent the Fund invests in foreign debt securities, such investments are sensitive to changes in interest rates.

●

Preferred Stock Risk. The Fund may invest in preferred stocks. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks held by the Fund are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments. Preferred stock prices tend to move more slowly upwards than common stock prices.

●

Liquidity and Valuation Risk. Liquidity risk is the risk that fixed-income securities may be difficult or impossible to sell at the time that the portfolio manager would like or at the price the portfolio manager believes the security is currently worth. Liquidity risk may be increased to the extent that the Fund invests in Rule 144A and restricted securities. Valuation risk is the risk that one or more of the fixed-income securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult.

●

Income Generation Risk. The Fund may fail to generate anticipated levels of income due to, among other factors, unanticipated market conditions or the materialization of risks associated with the securities owned by the Fund, which failure in turn could negatively impact the Fund’s ability to meet its income level objectives.

●

Sector and Securities Selection Risk. Companies in which the Fund may invest with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. Although the Fund does not intend to invest in any particular sector or sectors, the Fund may, from time to time, emphasize investments in one or more sectors.

●

Bank Loan Risk. The Fund may invest in bank loans. Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities. The bank loans underlying these securities often involve borrowers with low credit ratings whose financial conditions are troubled or uncertain, including companies that are highly leveraged or in bankruptcy proceedings. Participation interests and assignments involve credit, interest rate, and liquidity risk. In addition, certain loans may not be “securities” under the federal securities laws and the holders of such loans may not have the protections of the federal securities laws.

The Fund may experience delays in the settlement of certain loan transactions, which are more complicated, are paperwork intensive, and require greater internal resources to settle compared with bonds or exchange-traded equity securities, particularly in the case of loans that are or become distressed. Such delays may prevent the Fund from obtaining liquidity of certain assets within a desired timeframe. As a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations.

●

U.S. Government Securities Risk. The Fund may invest in U.S. government debt securities. U.S. Government debt securities are generally considered low risk. Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.

●

Managed Portfolio Risk. The Adviser’s and Sub-Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset classes, securities or sectors may prove to be incorrect. Such errors could result in a negative return and a loss to you.

●

Portfolio Size Effect. During periods in which the relative size of the Fund’s portfolio is smaller, certain positions are likely to be more susceptible to market fluctuations and have a greater overall impact on the Fund’s performance.

●

Portfolio Turnover Risk. The strategy used by the Fund may result in high portfolio turnover. A higher portfolio turnover will result in higher transactional costs and may result in higher taxes when Fund shares are held in a taxable account.

●	New Fund Risk. The Fund was recently formed and therefore has limited performance history for investors to evaluate.

●

Odd Lot Pricing Considerations. Bonds are typically purchased and held as odd lots. Pricing services value such securities based on bid prices for round lots; round lot prices may reflect more favorable pricing than odd lot holdings. The Fund may, in consideration of the foregoing, purchase securities suitable for its investment strategies in odd lots. Special valuation considerations may apply with respect to the Fund’s odd-lot positions, as the Fund may receive different prices when it sells such positions than it would receive for sales of institutional round lot positions. Pricing vendors generally value securities assuming orderly transactions of institutional round lot sizes, but the Fund may hold or transact in such securities in smaller, odd lot sizes. There can be no assurance that the Fund’s special valuation procedures will result in pricing data that is completely congruent with prices that the Fund might obtain on the open market. The Fund has odd lot pricing policies it employs to value odd lot securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, the Fund has not yet commenced operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to compared to a benchmark selected for the Fund. Updated performance information is available on the Fund’s website at www.alpsfunds.com or by calling 866.759.5679.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to compared to a benchmark selected for the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund has not yet commenced operations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866.759.5679
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.alpsfunds.com
ALPS | Smith Balanced Opportunity Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.05%
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.33%
Total Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%	[1]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.15%
One Year	rr_ExpenseExampleYear01	$ 117
Three Years	rr_ExpenseExampleYear03	$ 404
ALPS | Smith Balanced Opportunity Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.25%
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.05%
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.33%
Total Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%	[1]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.15%
One Year	rr_ExpenseExampleYear01	$ 438
Three Years	rr_ExpenseExampleYear03	$ 715
ALPS | Smith Balanced Opportunity Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	none
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.33%
Total Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.03%	[1]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.85%
One Year	rr_ExpenseExampleYear01	$ 288
Three Years	rr_ExpenseExampleYear03	619
One Year	rr_ExpenseExampleNoRedemptionYear01	188
Three Years	rr_ExpenseExampleNoRedemptionYear03	$ 619
ALPS | Smith Balanced Opportunity Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	none
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.33%
Total Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%	[1]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
One Year	rr_ExpenseExampleYear01	$ 87
Three Years	rr_ExpenseExampleYear03	$ 310
ALPS | Smith Credit Opportunities Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ALPS | Smith Credit Opportunities Fund (The “Fund”)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to obtain maximum risk-adjusted return with a secondary focus on high current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “BUYING, EXCHANGING AND REDEEMING SHARES” at page 28 of the Prospectus and “PURCHASE, EXCHANGE & REDEMPTION OF SHARES” at page 24 of the Fund’s statement of additional information. Descriptions of sales charge waivers and/or discounts for Class A Shares with respect to certain financial intermediaries are reproduced in “Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts” to this prospectus based on information provided by the financial intermediary.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher portfolio turnover rate may also result in higher taxes when Fund shares are held in a taxable account. Because the Fund is newly launched, portfolio turnover information is not yet available.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers for the current term of the Fund’s Expense Agreement, which ends February 28, 2022. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The expenses that would be paid for Investor Class, Class A, and Class I shares, if a shareholder did not redeem shares, would be the same as shown for that class above. Descriptions of sales charge waivers and/or discounts for Class A Shares with respect to certain financial intermediaries are reproduced in “Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts” to this prospectus based on information provided by the financial intermediary.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of the aggregate of its net assets and borrowings for investment purposes in credit and credit related instruments. For purposes of this policy, the Fund considers credit and credit related instruments to include: (i) secured and unsecured floating rate and fixed rate loans; (ii) investments in corporate debt obligations, including bonds, notes, debentures, commercial paper and other obligations of corporations to pay interest and repay principal; (iii) debt issued by governments, their agencies, instrumentalities, and central banks; (iv) commercial paper and short-term notes; (v) preferred stock; (vi) equity and debt tranches of collateralized loan obligations, or “CLOs,” loan accumulation facilities and securities issued by other securitization vehicles, such as credit-linked notes and collateralized bond obligations or “CBOs”; (vii) convertible debt securities; (viii) certificates of deposit, bankers’ acceptances and time deposits; and (ix) credit-related instruments that share characteristics of the instruments listed above.

The Fund’s investments in derivatives, unaffiliated investment companies. including exchange-traded funds, and other instruments designed to obtain indirect exposure to credit and credit related instruments are counted towards the Fund’s 80% investment policy to the extent such instruments have similar economic characteristics to the investments included within that policy, and will be valued on a mark-to market basis.

The Fund invests, under normal circumstances, in a portfolio of U.S. debt securities of varying maturities and durations and across multiple sectors that the portfolio managers believe have capital appreciation potential. The portfolio managers may also consider the ability of investments to generate significant income.

Under normal circumstances, the Fund may invest up to 65% of its net assets in below investment grade securities. The Fund will not target any particular average credit quality and may purchase fixed-income securities of any credit quality. The sectors in which the Fund may invest, but are not limited to: (i) government notes and bonds; (ii) corporate bonds, including high-yield/high-risk bonds, also known as “junk” bonds; (iii) commercial loans; (iv) agency mortgage-backed securities; (v) asset-backed securities; (vi) taxable and tax-exempt municipal securities; (vii) bank loans, which may be securitized or non-securitized and may be syndicated or non-syndicated; and (viii) convertible securities and preferred stock. The portfolio managers believe that by investing in multiple sectors that potentially have low correlation to each other (prices that do not move together), the strategy will benefit from diversification and, the Fund’s overall volatility may be reduced. The Fund may not have exposure to all of these investment sectors, and the Fund’s exposure to any one investment sector will vary over time. The Fund may also invest in money market instruments and zero-coupon bonds. Due to the nature of the securities in which the Fund invests, it may have relatively high portfolio turnover compared to other funds.

The Fund may also invest in floating rate obligations and floating rate bank loans. Floating rate obligations feature rates that reset regularly, maintaining a fixed spread over the London InterBank Offered Rate (“LIBOR”) or the prime rates of large money-center banks. The Fund may also invest in equity securities consisting of common stock and preferred stock with a focus on large capitalization companies and dividend-paying equities.

The portfolio manager typically applies a “bottom up” approach in choosing investments. The portfolio manager additionally considers the expected risk-adjusted return on a particular investment and the Fund’s overall risk allocations and volatility.

The portfolio manager uses a disciplined sell strategy for the Fund. The portfolio manager may sell securities because of a deterioration of the underlying company’s financials, such as earnings or cash flow, or because of an increase in the price of a security that would make it expensive relative to the other securities held by the Fund. Other reasons may include a change in management or control of the company, a need to raise cash or changes in the regulatory or economic environment in which the company operates. The portfolio manager can also sell any security at their discretion based on changes in expected valuation, volatility or other statistical or fundamental parameters.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a description of the principal risks of the Fund’s portfolio, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective. It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.

●

High-Yield/High-Risk Bond Risk. The Fund may invest in High-yield/high-risk bonds, or “junk” bonds. High-yield/high-risk bonds are bonds rated below investment-grade by the primary rating agencies, such as Standard & Poors, Fitch and Moody’s, or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk than investment-grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings. Further, secondary markets for high-yield securities are less liquid than the market for investment-grade securities. Therefore, it may be more difficult to value the securities held by the Fund because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

●

Fixed Income Securities Risk. A rise in interest rates typically causes bond prices to fall. The longer the duration of the bonds held by a fund, the more sensitive it will likely be to interest rate fluctuations. Duration measures the weighted average term to maturity of a bond’s expected cash flows. Duration also represents the approximate percentage change that the price of a bond would experience for a 1% change in yield. For example: the price of a bond with a duration of 5 years would change approximately 5% for a 1% change in yield. The price of a bond with a duration of 10 years would be expected to decline by approximately 10% if its yield was to rise by +1%. Bond yields tend to fluctuate in response to changes in market levels of interest rates. Generally, if interest rates rise, a bond’s yield will also rise in response; the duration of the bond will determine how much the price of the bond will change in response to the change in yield. The Fund does not have a targeted dollar weighted average maturity or duration for the fixed-income securities in which the Fund invests.

The Fund’s investments in fixed-income securities and positions in fixed-income derivatives may decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed-income securities and any long positions in fixed-income derivatives held by the Fund are likely to decrease, whereas the value of its short positions in fixed-income derivatives is likely to increase.

●

Corporate Debt Risk. Corporate debt securities in which the Fund may invest are taxable debt obligations issued by corporations, are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to factors such as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. The market value of a debt security generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price of the debt obligation usually rises, and when prevailing interest rates rise, the price usually declines.

●

Credit Risk. Credit risk is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. To the extent the Fund invests in securities of lower credit qualities, such lower credit qualities may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

●

Income Generation Risk. The Fund may fail to generate anticipated levels of income due to, among other factors, unanticipated market conditions or the materialization of risks associated with the securities owned by the Fund, which failure in turn could negatively impact the Fund’s ability to meet its income level objectives.

●

Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed income securities held by the Fund are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, if an instrument has an average duration of five years, a 1% increase in interest rates generally would result in a 5% decrease in the instrument’s value. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-protected securities decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations, and in turn, may negatively impact the performance of the Fund.

●

Liquidity and Valuation Risk. Liquidity risk is the risk that fixed-income securities may be difficult or impossible to sell at the time that the portfolio manager would like or at the price the portfolio manager believes the security is currently worth. Liquidity risk may be increased to the extent that the Fund invests in Rule 144A and restricted securities. Valuation risk is the risk that one or more of the fixed-income securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult.

●

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. Mortgage- and asset-backed securities tend to be more sensitive to changes in interest rates than other types of debt securities. Investments in mortgage-and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

●

Prepayment and Extension Risk. When interest rates fall, issuers of high interest debt obligations in which the Fund invest may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the Fund’s share price and yield and could hurt the Fund’s performance. Prepayments could also create capital gains tax liability in some instances.

●

Call Risk. The Fund may invest in securities that are subject to call risk. Call risk is the risk that, during periods of falling interest rates, an issuer of a fixed income security held by the Fund may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Fund’s income.

●

Floating Rate Obligations Risk. There may be a number of intermediate participants in floating rate obligation transactions and loan agreements that have specific rights and obligations, and terms and conditions. Unexpected changes in the interest rates on floating rate obligations could result in losses to the Fund. In addition, the secondary market on which floating rate obligations are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential that there is no active market to trade floating rate obligations and that there may be restrictions on their transfer. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value.

●

Bank Loan Risk. The Fund may invest in bank loans. Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities. The bank loans underlying these securities often involve borrowers with low credit ratings whose financial conditions are troubled or uncertain, including companies that are highly leveraged or in bankruptcy proceedings. Participation interests and assignments involve credit, interest rate, and liquidity risk. In addition, certain loans may not be “securities” under the federal securities laws and the holders of such loans may not have the protections of the federal securities laws.

The Fund may experience delays in the settlement of certain loan transactions, which are more complicated, are paperwork intensive, and require greater internal resources to settle compared with bonds or exchange-traded equity securities, particularly in the case of loans that are or become distressed. Such delays may prevent the Fund from obtaining liquidity of certain assets within a desired timeframe. As a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations.

●

Market Risk. Overall securities market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, political events, natural disasters and the spread of infectious illness or other public health issues affect the securities and derivatives markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

●

U.S. Government Securities Risk. The Fund may invest in U.S. government debt securities. U.S. Government debt securities are generally considered low risk. Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.

●

Managed Portfolio Risk. The Sub-Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset classes, securities or sectors may prove to be incorrect. Such errors could result in a negative return and a loss to you.

●

LIBOR Replacement Risk. The elimination of London Inter-Bank Offered Rate (“LIBOR”) may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. However, it remains unclear if LIBOR will continue to exist in its current, or a modified, form. Alternatives to LIBOR are established or in development in most major currencies including the Secured Overnight Financing Rate (SOFR), that is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Fund. The effect of any changes to, or discontinuation of, LIBOR on the Fund will vary, and it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

The transition process away from LIBOR may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. The potential effect of a discontinuation of LIBOR on the Fund’s investments will vary depending on, among other things: (1) existing fallback provisions that provide a replacement reference rate if LIBOR is no longer available; (2) termination provisions in individual contracts; and (3) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR until new reference rates and fallbacks are commercially accepted.

●

Odd Lot Pricing Considerations. Bonds are typically purchased and held as odd lots. Pricing services value such securities based on bid prices for round lots; round lot prices may reflect more favorable pricing than odd lot holdings. The Fund may, in consideration of the foregoing, purchase securities suitable for its investment strategies in odd lots. Special valuation considerations may apply with respect to the Fund’s odd-lot positions, as the Fund may receive different prices when it sells such positions than it would receive for sales of institutional round lot positions. Pricing vendors generally value securities assuming orderly transactions of institutional round lot sizes, but the Fund may hold or transact in such securities in smaller, odd lot sizes. There can be no assurance that the Fund’s special valuation procedures will result in pricing data that is completely congruent with prices that the Fund might obtain on the open market. The Fund has odd lot pricing policies it employs to value odd lot securities.

●

Equity Securities Risk. Equity securities in which the Fund invests may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

●

Portfolio Size Effect. During periods in which the relative size of the Fund’s portfolio is smaller, certain positions are likely to be more susceptible to market fluctuations and have a greater overall impact on the Fund’s performance.

●

Portfolio Turnover Risk. The strategy used by the Fund may result in high portfolio turnover. A higher portfolio turnover will result in higher transactional costs and may result in higher taxes when Fund shares are held in a taxable account.

●	New Fund Risk. The Fund was recently formed and therefore has limited performance history for investors to evaluate.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, the Fund has not yet commenced operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to compared to a benchmark selected for the Fund. Updated performance information is available on the Fund’s website at www.alpsfunds.com or by calling 866.759.5679.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to compared to a benchmark selected for the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund has not yet commenced operations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866.759.5679
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.alpsfunds.com
ALPS | Smith Credit Opportunities Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.05%
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.27%
Total Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%	[1]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.20%
One Year	rr_ExpenseExampleYear01	$ 122
Three Years	rr_ExpenseExampleYear03	$ 406
ALPS | Smith Credit Opportunities Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.05%
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.27%
Total Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%	[1]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.20%
One Year	rr_ExpenseExampleYear01	$ 345
Three Years	rr_ExpenseExampleYear03	$ 622
ALPS | Smith Credit Opportunities Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	none
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.27%
Total Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.02%	[1]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.90%
One Year	rr_ExpenseExampleYear01	$ 293
Three Years	rr_ExpenseExampleYear03	622
One Year	rr_ExpenseExampleNoRedemptionYear01	193
Three Years	rr_ExpenseExampleNoRedemptionYear03	$ 622
ALPS | Smith Credit Opportunities Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	none
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.27%
Total Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%	[1]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.90%
One Year	rr_ExpenseExampleYear01	$ 92
Three Years	rr_ExpenseExampleYear03	$ 313

[1]	Total Annual Fund Operating Expenses have been estimated for the Fund's first year of operations.
[2]	ALPS Advisors, Inc. ("ALPS Advisors," or the "Adviser") and Smith Capital Investors, LLC (the "Sub-Adviser") have agreed contractually to limit the amount of the Fund's total annual expenses, exclusive of Distribution and Service (12b-1) Fees, Shareholder Service Fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses, to 0.85% of the Fund's average daily net assets. This agreement (the "Expense Agreement") is in effect through February 28, 2022. The Adviser and the Sub-Adviser will be permitted to recapture, on a class-by-class basis, expenses they have borne through the Expense Agreement to the extent that the Fund's expenses in later periods fall below the annual rates set forth in this Expense Agreement or in previous expense agreements; provided however, that such recapture payments do not cause the Fund's expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than thirty-six months after the date on which the fees or expenses were deferred, as calculated monthly. The Adviser and the Sub-Adviser may not discontinue this waiver prior to February 28, 2022 without the approval of the Fund's Board of Trustees.
[3]	ALPS Advisors, Inc. ("ALPS Advisors," or the "Adviser") and Smith Capital Investors, LLC (the "Sub-Adviser") have agreed contractually to limit the amount of the Fund's total annual expenses, exclusive of Distribution and Service (12b-1) Fees, Shareholder Service Fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses, to 0.90% of the Fund's average daily net assets. This agreement (the "Expense Agreement") is in effect through February 28, 2022. The Adviser and the Sub-Adviser will be permitted to recapture, on a class-by-class basis, expenses they have borne through the Expense Agreement to the extent that the Fund's expenses in later periods fall below the annual rates set forth in this Expense Agreement or in previous expense agreements; provided however, that such recapture payments do not cause the Fund's expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than thirty-six months after the date on which the fees or expenses were deferred, as calculated monthly. The Adviser and the Sub-Adviser may not discontinue this waiver prior to February 28, 2022 without the approval of the Fund's Board of Trustees.